Goodwill - Impairment tests for CGU (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill
Goodwill allocated	¥ 223,187	¥ 21,418
Measurement period used for cash flow projection (in years)	5 years
Growth rate applied to cash flows beyond the five-year period (in %)	2.00%
MINISO SG Pte. Ltd.
Goodwill
Goodwill allocated	¥ 21,970	¥ 21,418
MINISO Winky Italy S.r.l
Goodwill
Goodwill allocated	23,449
MINISO France
Goodwill
Goodwill allocated	¥ 177,768
Pre-tax discount rate applied to the cash flow projections (in %)	14.42%